Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 27,567	$ 10,272
Prepayments	7,023	2,069
VAT receivable	1,928	1,973
Other asset	279	0
Grant income receivable	547	661
Other receivable	482	436
Total prepaid expenses and other current assets	$ 37,826	$ 15,411